Property, Plant, & Equipment (Tables)	3 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in thousands):

	Estimated Useful Lives (in years)	March 31, 2020	December 31, 2019
Buildings and leasehold improvements	5 to 25	$35,809	$36,853
Oilfield and equipment	3 to 15	450,554	411,984
Furniture and fixtures	5	1,494	3,720
Office equipment and tools	3 to 6	38,990	35,991
Vehicles and cranes	5 to 8	6,826	12,292
Less: Accumulated depreciation		(129,999)	(104,689)
Land		5,104	5,104
Capital work in progress		17,286	18,052
Total		$426,064	$419,307